Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 66,427	$ 17,556	$ 31,689	$ 67,403
US dollars [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,377	15,798
Non US [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 56,050	$ 1,758